INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INVESTMENT IN AVAILABLE FOR SALE MARKETABLE SECURITIES
Beginning Balance	$ 382,144	$ 0	$ 0	$ 0
Additions	0	0	552,527	42,270
Recognized losses	(246,532)	0	(170,383)	(42,270)
Ending Balance	$ 135,612	$ 0	$ 382,144	$ 0